Changes in shares during the year: (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Shares outstanding	797,207,834	797,218,554
Changes in shares	(10,720)
Treasury shares [member]
Disclosure of classes of share capital [line items]
Shares outstanding	902,166	1,224,878
Changes in shares	(322,712)
Total member
Disclosure of classes of share capital [line items]
Shares outstanding	796,305,668	795,993,676
Changes in shares	311,992
Common shares member
Disclosure of classes of share capital [line items]
Shares outstanding	451,668,652	451,668,652
Class a preference shares member
Disclosure of classes of share capital [line items]
Shares outstanding	344,158,226	343,824,794
Changes in shares	333,432
Class b preference shares member
Disclosure of classes of share capital [line items]
Shares outstanding	478,790	500,230
Changes in shares	(21,440)